Change in non-cash working capital	12 Months Ended
Dec. 31, 2019
Change In Non-cash Working Capital
Change in non-cash working capital

The changes in non-cash working capital balances are comprised of:

	For the year ended December 31
	2019	2018	2017
Accounts receivable	$(1,339,408)	$(1,252)	$(61,657)
Note receivable	(332,175)	-	-
Prepaid expenses and deposits	(31,973)	42,204	59,439
Accounts payable and accrued liabilities	104,745	(899,122)	986,533
Deferred gain	-	-	(155,301)
Contractual obligations	134,116	-	-
	(1,464,695)	(858,170)	829,014

Portion attributable to:
Operating activities	(1,464,695)	(858,170)	829,014
Financing activities	-	-	-
Investing activities	-	-	-
	(1,464,695)	(858,170)	829,014